Financial instruments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Assets
Cash and cash equivalents		₨ 4,997,210	$ 58,391	₨ 4,105,489	₨ 3,650,446
Other assets		5,554,925	64,908	4,256,687
Trade Receivables	[1]	10,892,452		10,155,223
Other investments		1,229,808	14,370	1,203,862
Liabilities
Bank overdraft		326,327	$ 3,813	486,888	951,504
Lease liabilities		3,810,238		3,042,839	₨ 2,451,179
Other liabilities		15,832		17,945
Financial assets at carrying value, class [member]
Assets
Cash and cash equivalents		6,757,826		5,834,634
Other assets		2,393,363		2,004,216
Trade Receivables		10,892,452		10,155,223
Other receivables		316,403		157,779
Other investments		1,229,808		1,203,862
Financial assets at fair value, class [member]
Assets
Cash and cash equivalents		6,757,826		5,834,634
Other assets		2,393,363		2,004,216
Trade Receivables		10,892,452		10,155,223
Other receivables		316,403		157,779
Other investments		1,229,808		1,203,862
Financial liabilities at carrying value, class [member]
Liabilities
Bank overdraft		326,327		486,888
Lease liabilities		3,810,238		3,042,839
Other liabilities		15,832		17,945
Borrowings from banks		24,324,521		18,794,380
Borrowings from others		3,189,675		3,564,494
Trade and other payables		14,326,158		11,934,100
Other financial liabilities				1,612,496
6% Compulsory Convertible Debentures		6,259,685		7,156,074
6% Non - Cumulative Compulsory convertible preference shares				500,000
8.95% Non - convertible Debentures		2,500,000
Financial liabilities at fair value, class [member]
Liabilities
Bank overdraft		326,327		486,888
Lease liabilities		3,810,238		3,042,839
Other liabilities		15,832		17,945
Borrowings from banks		24,324,521		18,794,380
Borrowings from others		3,189,675		3,564,494
Trade and other payables		14,326,158		11,934,100
Other financial liabilities				1,612,496
6% Compulsory Convertible Debentures		6,259,685		7,156,074
6% Non - Cumulative Compulsory convertible preference shares				500,000
8.95% Non - convertible Debentures		2,500,000
Financial liabilities at amortised costs [member]
Assets
Derivative financial instrument				0
Liabilities
Bank overdraft		326,327		486,888
Lease liabilities		3,810,238		3,042,839
Other liabilities		15,832		17,945
Borrowings from banks		23,424,521		18,794,380
Borrowings from others		3,189,675		3,564,494
Trade and other payables		14,326,158		11,934,100
Derivative financial liabilities		0
Other financial liabilities				1,612,496
6% Compulsory Convertible Debentures		6,259,685		7,156,074
6% Non - Cumulative Compulsory convertible preference shares				500,000
8.95% Non - convertible Debentures		2,500,000
Financial liabilities at FVTPL [member]
Assets
Derivative financial instrument				0
Liabilities
Bank overdraft		0		0
Lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0
Other financial liabilities				0
6% Compulsory Convertible Debentures		0		0
6% Non - Cumulative Compulsory convertible preference shares				0
8.95% Non - convertible Debentures		0
Financial liabilities at FVTOCI [member]
Assets
Derivative financial instrument				0
Liabilities
Bank overdraft		0		0
Lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0
Other financial liabilities				0
6% Compulsory Convertible Debentures		0		0
6% Non - Cumulative Compulsory convertible preference shares				0
8.95% Non - convertible Debentures		0
Financial assets at amortised costs [member]
Assets
Cash and cash equivalents		6,757,826		5,834,634
Other assets		2,393,363		2,004,216
Trade Receivables		10,892,452		10,155,223
Other receivables		316,403		157,779
Other investments		403,872		393,453
Financial assets at FVTPL [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other receivables				0
Other investments		0		0
Financial assets at FVTOCI [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade Receivables		0		0
Other receivables				0
Other investments		₨ 825,936		₨ 810,409

[1]	Trade receivables as of March 31, 2025 and March 31, 2024 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34. Trade receivables consist of: